Convertible Debt (Details) (USD $)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Convertible debts, net of unamortized discount of $9,495 and $15,120, respectively
Convertible debt outstanding, net of debt discount of $0, on March 31, 2011			$ 6,790
Less: principal converted into common stock		(2,178)
Add: convertible debt transferred from related party to third party with accrued interest, net of debt discount of $15,120
Convertible debts outstanding, net of debt discount of $15,120 on March 31, 2012		4,612
Add: reclassification from nonconvertible debt to convertible debt, net of debt discount of $45,000
Add: issuance of convertible debts, net of debt discount of $70,000
Add: reclassification from related-party convertible debt	18,900
Less: principal converted into common stock	(132,905)
Add: amortization of debt discount	130,120
Convertible debts outstanding, net of debt discount of $0 on March 31, 2013	$ 20,727